INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Debt securities [member]
Disclosure of financial assets [line items]
Cost	$ 28,358,760	$ 24,517,308
Unrealized Gain	66,045	178,985
Unrealized Losses	(1,374,607)	(1,369,517)
Fair Value	27,050,198	23,326,776
ECL	18,310	12,972
Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Cost	19,278,224	17,626,642
Unrealized Gain	36,588	146,608
Unrealized Losses	(1,046,904)	(982,457)
Fair Value	18,267,908	16,790,793
ECL	11,761	7,204
Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Cost	484,874	898,373
Unrealized Gain	336	6,213
Unrealized Losses	(22,465)	(40,798)
Fair Value	462,745	863,788
ECL	803	1,183
Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Cost	4,682,807	2,717,651
Unrealized Gain	18,439	6,385
Unrealized Losses	(198,436)	(216,998)
Fair Value	4,502,810	2,507,038
ECL	1,135	611
Securities issued or secured by central banks
Disclosure of financial assets [line items]
Cost	251,079	194,480
Unrealized Gain	32
Unrealized Losses	(46,256)	(48,991)
Fair Value	204,855	145,489
ECL	97	56
Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Cost	2,640,204	2,159,892
Unrealized Gain	9,270	19,370
Unrealized Losses	(22,691)	(36,615)
Fair Value	2,626,783	2,142,647
ECL	2,740	2,398
Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Cost	249,748	215,877
Unrealized Gain	665	156
Unrealized Losses	(753)	(1,462)
Fair Value	249,660	214,571
ECL	859	822
Other debt securities
Disclosure of financial assets [line items]
Cost	771,824	704,393
Unrealized Gain	715	253
Unrealized Losses	(37,102)	(42,196)
Fair Value	735,437	662,450
ECL	$ 915	$ 698